17. Reserve for Share-Based Payments	12 Months Ended
Jun. 30, 2023
Notes
17. Reserve for Share-Based Payments

17.Reserve for Share-Based Payments

The Company maintains the Option Plan whereby certain key officers, directors and consultants may be granted stock options for common shares of the Company. The maximum number of common shares that are issuable under the Option Plan is limited to 2,406,732 common shares. Under the Option Plan, the exercise price of each option may not be lower than the greater of the closing price of the Company’s shares on the trading day prior to the grant date or the grant date itself, whichever is higher. Vesting of options is determined at the discretion of the Board. As at June 30, 2023, the Company had 944,325 common shares available for issuance under the Option Plan.

17.Reserve for Share-Based Payments (continued)

The following summarizes the stock option activity for the years ended June 30, 2023, 2022 and 2021:

	2023		2022		2021
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
	#	$	#	$	#	$
Outstanding, beginning of year	1,620,489	7.23	820,000	2.50	820,000	0.50
Granted	350,000	USD 2.50	1,269,386	USD 7.50	-	-
Cancelled	(360,000)	2.50	(300,000)	2.50	(160,000) (1)	2.50
Cancelled	(148,082)	USD 7.50	(168,897)	USD 7.50	-	-
Reinstated	-	-	-	-	160,000 (1)	2.50
Outstanding, end of year	1,462,407	7.53	1,620,489	7.23	820,000	2.50
Exercisable, end of year	1,462,407	7.53	1,070,246	6.08	820,000	2.50

(1)160,000 options were cancelled and reinstated as a result of the resignation and reincorporation of a director.

Option activities for the year ended June 30, 2021

No options were granted during the year ended June 30, 2021.

Option activities for the year ended June 30, 2022

On November 18, 2021, the Company granted 1,269,386 options to various officers and directors at an exercise price of USD $7.50, expiring on November 18, 2026. The options vest in equal increments after three months, six months, nine months and 12 months until fully vested. The options were valued using Black-Scholes with the following assumptions: expected volatility of 100% based on comparable companies, expected dividend yield of 0%, risk-free interest rate of 1.47%, forfeiture rate of 20% and an expected life of five years. The grant date fair value attributable to these options was $7,167,552, of which $848,520 was recorded as stock-based compensation in connection with the vesting of these options during the year ended June 30, 2023 (2022 – $6,084,861).

On June 29, 2022, 168,897 of these options were cancelled. As a result of these cancellations, an amount of $1,172,443 was reallocated from share-based payments reserve to accumulated deficit.

Option activities for the year ended June 30, 2023

On January 30, 2023, the Company granted 350,000 options to various directors. The options are exercisable at a price of USD $2.50 per common share for a period of five years and vested immediately on grant. The options were valued using Black-Scholes with the following assumptions: expected volatility of 113% based on comparable companies, expected dividend yield of 0%, risk-free interest rate of 3.04%, forfeiture rate of 20% and an expected life of five years. The grant date fair value attributable to these options of $666,746 was recorded as stock-based compensation in connection with the vesting of these options during the year ended June 30, 2023.

On May 17, 2023, the Board extended the date of expiry of the remaining 160,000 options previously granted in May 25, 2019, from May 24, 2023 to May 24, 2029. The extension constituted a modification in accordance with the guidance of IFRS 2 – Share-Based Payments. As the modification increases the fair value of the options, measured immediately before and after the modification, the Company recorded the incremental fair value, the difference between the fair value of the modified options and that of the original grant. As a result, the Company recorded an additional stock-based compensation of $207,733, which is included in share-based payments reserve.

17.Reserve for Share-Based Payments (continued)

Option activities for the year ended June 30, 2023 (continued)

During the year ended June 30, 2023, 148,082 options exercisable at USD $7.50 and 360,000 options exercisable at $2.50, were cancelled. As a result of these cancellations, an amount of $1,312,757 was reallocated from share-based payments reserve to accumulated deficit.

The following table summarizes information of stock options outstanding and exercisable as at June 30, 2023:

Date of expiry	Number of options outstanding	Number of options exercisable	Exercise price	Weighted average remaining contractual life
	#	#	$	Years
November 18, 2026	952,407	952,407	USD 7.50	3.39
January 30, 2028	350,000	350,000	USD 2.50	4.59
May 24, 2029	160,000	160,000	USD 2.50	5.90
	1,462,407	1,462,407	7.53	3.95